SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT DEPRECIATION RATES
%

Furniture and office equipment	7-15
Machines	10-15
Computers	33
Vehicle	15

SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	-	-	-	-
Investment in Solterra	271	-	-	271
Solar photovoltaic joint venture project	-	-	1,634	1,634
Loan granted to MitoCareX	-	-	704	704
Convertible loan to Solterra	-	-	451	451
Total assets	271	-	2,789	3,060

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	603	-	-	603
Investment in Solterra	307	-	-	307
Solar photovoltaic joint venture project	-	-	808	808
Loan granted to MitoCareX	-	-	234	234
Convertible loan to Solterra	-	-	350	350
Total assets	910	-	1,392	2,302

The Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
Stock purchase warrants liability	-	-	429	429
warrant liabilities to Pure Capital	-	-	406	406
Credit facility	-	-	699	699
Total liabilities	-	-	1,534	1,534

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
warrant liabilities to Pure Capital	-	-	312	312
Total liabilities	-	-	312	312

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	603	-	-	603
Investment in Solterra	307	-	-	307
Solar photovoltaic joint venture project	-	-	808	808
Loan granted to MitoCareX	-	-	234	234
Convertible loan to Solterra	-	-	350	350
Total assets	910	-	1,392	2,302

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	641	-	-	641
Convertible loan to Plantify	-	-	1,014	1,014
Total assets	641	-	1,014	1,655

SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS

The following table presents the changes in fair value of the Level 1 assets for the period December 31, 2023 through December 31, 2024:

Changes in Fair value
US$
Assets:
Outstanding at December 31, 2023	641
Fair value of shares issued under settlement agreement	1,822
Investment in Solterra	219
Gain on marketable securities (Solterra)	88
Changes in fair value	(1,860)
Outstanding at December 31, 2024	910

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 2– SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table presents the changes in fair value of the Level 3 assets for the period December 31, 2023 through December 31, 2024:

Changes in Fair value
US$
Assets:
Outstanding at December 31, 2023	1,014
Credit facility to Plantify	250
Loan granted to Solterra	406
Loan granted to Solar project	764
Loan granted to MitoCareX	250
Share issued under settlement agreement in exchange for investment	(1,822)
Changes in fair value	530
Outstanding at December 31, 2024	1,392

SCHEDULE OF FAIR VALUE OF THE LEVELS 3 ASSETS

The following table presents the changes in fair value of the level 3 assets for the period from December 31, 2024 through June 30, 2025:

	Solar photovoltaic joint venture project	Loan granted to MitoCareX	Convertible loan to Solterra	Investment in Plantify	Total
	US$
Assets:
Outstanding at December 31, 2024	808	234	350	-	1,392
Additions during the period	608	500	-	-	1,108
Transfers into Level 3	-	-	-	782	782
Changes in fair value	218	(30)	101	(782)	(493)
Outstanding at June 30, 2025	1,634	704	451	-	2,789
The following table presents the changes in fair value of the level 3 liabilities for the period from December 31, 2024 through June 30, 2025:

	Stock purchase warrants liability	warrant liabilities to Pure Capital	Credit facility	Total
	US$
Liabilities:
Outstanding at December 31, 2024	-	312	-	312
Additions during the period	1,500	-	1,105	2,605
Settlements of liabilities	(2,703)	-	(439)	(3,143)
Changes in fair value	1,632	94	33	1,760
Outstanding at June 30, 2025	429	406	699	1,534